Revenue from Contracts with Customers - Disaggregation of Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Servicing fees	$ 5,421	$ 5,365	$ 5,073
Management fees	1,851	1,616	1,292
Foreign exchange trading services	1,201	1,071	1,099
Securities finance	543	606	562
Processing fees and other	438	343	174
Total fee revenue	9,454	9,001	8,200
Net interest income	2,671	2,304	2,084
Gains (losses) related to investment securities, net	6	(39)	7
Total revenue	12,131	11,266	10,291
Servicing fees
Disaggregation of Revenue [Line Items]
Servicing fees	5,421
Management fees
Disaggregation of Revenue [Line Items]
Management fees	1,851
Foreign exchange trading services
Disaggregation of Revenue [Line Items]
Foreign exchange trading services	1,201
Securities finance
Disaggregation of Revenue [Line Items]
Securities finance	543
Processing fees and other
Disaggregation of Revenue [Line Items]
Processing fees and other	438
Total fee revenue
Disaggregation of Revenue [Line Items]
Total fee revenue	9,454
Net interest income
Disaggregation of Revenue [Line Items]
Net interest income	2,671
Gains (losses) related to investment securities, net
Disaggregation of Revenue [Line Items]
Gains (losses) related to investment securities, net	6
Operating Segments | Investment Servicing
Disaggregation of Revenue [Line Items]
Topic 606 revenue	6,307
All other revenue	3,876
Servicing fees	5,429	5,365	5,073
Management fees	0	0	0
Foreign exchange trading services	1,071	999	1,038
Securities finance	543	606	562
Processing fees and other	443	336	203
Total fee revenue	7,486	7,306	6,876
Net interest income	2,691	2,309	2,081
Gains (losses) related to investment securities, net	6	(39)	7
Total revenue	10,183	9,576	8,964
Operating Segments | Investment Servicing | Servicing fees
Disaggregation of Revenue [Line Items]
Topic 606 revenue	5,429
All other revenue	0
Servicing fees	5,429
Operating Segments | Investment Servicing | Management fees
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Management fees	0
Operating Segments | Investment Servicing | Foreign exchange trading services
Disaggregation of Revenue [Line Items]
Topic 606 revenue	361
All other revenue	710
Foreign exchange trading services	1,071
Operating Segments | Investment Servicing | Securities finance
Disaggregation of Revenue [Line Items]
Topic 606 revenue	308
All other revenue	235
Securities finance	543
Operating Segments | Investment Servicing | Processing fees and other
Disaggregation of Revenue [Line Items]
Topic 606 revenue	209
All other revenue	234
Processing fees and other	443
Operating Segments | Investment Servicing | Total fee revenue
Disaggregation of Revenue [Line Items]
Topic 606 revenue	6,307
All other revenue	1,179
Total fee revenue	7,486
Operating Segments | Investment Servicing | Net interest income
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	2,691
Net interest income	2,691
Operating Segments | Investment Servicing | Gains (losses) related to investment securities, net
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	6
Gains (losses) related to investment securities, net	6
Operating Segments | Investment Management
Disaggregation of Revenue [Line Items]
Topic 606 revenue	1,981
All other revenue	(25)
Servicing fees	0	0	0
Management fees	1,851	1,616	1,292
Foreign exchange trading services	130	72	61
Securities finance	0	0	0
Processing fees and other	(5)	7	(29)
Total fee revenue	1,976	1,695	1,324
Net interest income	(20)	(5)	3
Gains (losses) related to investment securities, net	0	0	0
Total revenue	1,956	1,690	1,327
Operating Segments | Investment Management | Servicing fees
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Servicing fees	0
Operating Segments | Investment Management | Management fees
Disaggregation of Revenue [Line Items]
Topic 606 revenue	1,851
All other revenue	0
Management fees	1,851
Operating Segments | Investment Management | Foreign exchange trading services
Disaggregation of Revenue [Line Items]
Topic 606 revenue	130
All other revenue	0
Foreign exchange trading services	130
Operating Segments | Investment Management | Securities finance
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Securities finance	0
Operating Segments | Investment Management | Processing fees and other
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	(5)
Processing fees and other	(5)
Operating Segments | Investment Management | Total fee revenue
Disaggregation of Revenue [Line Items]
Topic 606 revenue	1,981
All other revenue	(5)
Total fee revenue	1,976
Operating Segments | Investment Management | Net interest income
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	(20)
Net interest income	(20)
Operating Segments | Investment Management | Gains (losses) related to investment securities, net
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Gains (losses) related to investment securities, net	0
Other
Disaggregation of Revenue [Line Items]
Topic 606 revenue	(8)
All other revenue	0
Servicing fees	(8)	0	0
Management fees	0	0	0
Foreign exchange trading services	0	0	0
Securities finance	0	0	0
Processing fees and other	0	0	0
Total fee revenue	(8)	0	0
Net interest income	0	0	0
Gains (losses) related to investment securities, net	0	0	0
Total revenue	(8)	$ 0	$ 0
Other | Servicing fees
Disaggregation of Revenue [Line Items]
Topic 606 revenue	(8)
All other revenue	0
Servicing fees	(8)
Other | Management fees
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Management fees	0
Other | Foreign exchange trading services
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Foreign exchange trading services	0
Other | Securities finance
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Securities finance	0
Other | Processing fees and other
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Processing fees and other	0
Other | Total fee revenue
Disaggregation of Revenue [Line Items]
Topic 606 revenue	(8)
All other revenue	0
Total fee revenue	(8)
Other | Net interest income
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Net interest income	0
Other | Gains (losses) related to investment securities, net
Disaggregation of Revenue [Line Items]
Topic 606 revenue	0
All other revenue	0
Gains (losses) related to investment securities, net	$ 0